SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 ADS 2012 Share Repurchase Plan CNY	May 18, 2012 ADS 2012 Share Repurchase Plan USD ($)
Share Repurchase Program
Repurchases authorized (in US$)			$ 10,000,000
Number of shares repurchased		319,827
Shares repurchased, value	9,470,000	9,470,000